March 7, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	NML Variable Annuity Account A

EDGAR CIK No. 0000790162; File No. 811-21887

NML Variable Annuity Account B

EDGAR CIK No. 0000072176; File No. 811-1668

NML Variable Annuity Account C

EDGAR CIK No. 0000790163; File No. 811-21886

Dear Sir or Madam:

On behalf of Northwestern Mutual Life Insurance Company and NML Variable Annuity Accounts A, B, and C (“Registrants” or the “Accounts”) we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “1940 Act”), that the Accounts’ annual report for the period ending December 31, 2018 has been transmitted to policy owners as required by Rule 30e-2 under the 1940 Act.

The following annual reports were filed with the Commission via EDGAR on the date indicated below and are incorporated herein by reference:

Underlying Investment Company	CIK No.	Date Filed	Registration No.
Northwestern Mutual Series Fund, Inc.	0000742212	03/06/2019	811-03990
Fidelity VIP Mid Cap Portfolio	0000927384	02/25/2019	811-07205
Fidelity VIP Contrafund Portfolio	0000831016	02/25/2019	811-05511
Neuberger Berman Socially Responsive Portfolio	0000736913	02/26/2019	811-04255
Russell Investment Funds	0000824036	02/20/2019	811-05371
Credit Suisse Trust Commodity Return Strategy Portfolio	0000941568	03/04/2019	811-07261

Some of the investment companies above (or series thereof) may not be available under every policy offered by a Registrant.

This filing will also include any other materials required to be filed, if any.

Please direct any questions or comments regarding this filing to the undersigned at 414-665-2418.

Sincerely,

/s/ Barbara Courtney

Barbara Courtney

Director – Mutual Fund Accounting

The Northwestern Mutual Life Insurance Company • 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-4797 • 414 271 1444

The Northwestern Mutual Life Insurance Company

Variable Annuities

Annual Reports

December 31, 2018

Flexible Payment Variable Annuity Account A

Flexible Payment Variable Annuity Account A (Fee Based)

Flexible Payment Variable Annuity Account B

Flexible Payment Variable Annuity Account B (Fee Based)

Group Combination Annuity Account C

Flexible Payment Variable Annuity Account C (Network Edition)

Optimized to contain one or more of the following:*

Northwestern Mutual Series Fund, Inc.

Fidelity® VIP Mid Cap Portfolio Service Class 2

Fidelity® VIP Contrafund® Portfolio Service Class 2

Neuberger Berman AMT Sustainable Equity Portfolio

Russell Investment Funds

Russell Investment Funds – LifePoints® Variable Target Portfolio Series

Credit Suisse Trust Commodity Return Strategy Portfolio

*	See Table of Contents for more information and a list of Prospectus supplements and/or shareholder documents, if any, included herein.

Beginning on or after January 1, 2021 as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Funds’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from us at (888) 455-2232, free of charge. Instead, your Fund annual and semi-annual reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report for each Fund. Your election to receive shareholder reports in paper will apply to all future reports for all Funds available under your policy or contract.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, will continue to receive reports electronically and you need not take any action. You may elect to receive shareholder reports (and other communications) electronically by following the instructions on the inside cover of this report.

NorthwesternMutual.com 14-1558 (0107) (REV 0219)

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How to get more information

Information on the Internet: NorthwesternMutual.com

For information about Northwestern Mutual visit us on our website. Included is fund performance information (which can be found at NorthwesternMutual.com > Insurance > Annuities > Performance History), forms for routine service, and daily unit values for contracts you own with your User ID and password. Eligible owners may also transfer invested assets among funds and change the allocation of future contributions online.

For further information, contact either your Northwestern Mutual Financial Representative or The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202; 1-888-455-2232.

SIPC Disclosure

Variable insurance products are offered through Northwestern Mutual Investment Services, LLC (“NMIS”), a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. NMIS is a broker-dealer and investment adviser registered with the SEC and is a member of FINRA and SIPC. You may obtain information about SIPC, including the SIPC brochure, by contacting SIPC at 202-371-8300 or visiting its website at SIPC.org.

Contents

Northwestern Mutual Series Fund, Inc. - Annual Report	278 pages

Fidelity® VIP Mid Cap Portfolio - Annual Report	36 pages
(This report follows the end of the Northwestern Mutual Series Fund, Inc.)

Fidelity® VIP Contrafund® Portfolio - Annual Report	36 pages
(This report follows the end of the Fidelity® VIP Mid Cap Portfolio)

Neuberger Berman AMT Sustainable Equity Portfolio - Annual Report	40 pages
(This report follows the end of the Fidelity® VIP Contrafund® Portfolio)

Russell Investment Funds - Annual Report	184 pages
(This report follows the end of the Neuberger Berman AMT Sustainable Equity Portfolio)

Russell Investment Funds - LifePoints® Variable Target Portfolio Series - Annual Report	112 pages
(This report follows the end of the Russell Investment Funds)

Credit Suisse Trust Commodity Return Strategy Portfolio - Annual Report	46 pages
(This report follows the end of the Russell Investment Funds - LifePoints® Variable Target Portfolio Series)

Prospectus Supplements and Shareholder Notices	13 pages

The performance data quoted represents past performance. Past performance is historical and does not guarantee future performance. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance information visit www.northwesternmutual.com.

PO BOX 3095 MILWAUKEE WI 53201-3095	PRSRT BPM US POSTAGE PAID NORTHWESTERN MUTUAL

This booklet contains information about the Northwestern Mutual variable insurance products and the variable investment options identified on the front cover. The variable investment options correspond with the investment divisions available under the variable insurance product (“Product”). The information is prepared for Product owners and does not represent an offer of the Product, nor should it be used in connection with any offer, except when accompanied or preceded by the current Product prospectus or offering circular and the variable investment option prospectuses, which contain detailed information about variable investment option investment objectives and operations, and applicable fees, expenses and sales charges. Prospectuses or offering circulars may be obtained by calling the telephone number or visiting the website address listed on the inside of the front cover. You should read and carefully consider this information before you invest or send money. The variable investment option reports are prepared from the books and records of the options. Discussions of investment performance in the reports represent the views of the options’ portfolio managers as of the dates of the reports. They are not guarantees of investment results, nor should they be relied upon as investment advice or indications of current or future trading strategies of the portfolio managers. Portfolio manager views and security holdings are subject to change at any time.

NMIS is a member of Financial Industry Regulatory Authority (FINRA) and in accordance with the Investor Education and Protection Rule, we are providing our clients information regarding FINRA BrokerCheck, a free resource available to investors. An investor brochure describing FINRA BrokerCheck may be obtained online from FINRA’s website at FINRA.org or by contacting the FINRA BrokerCheck Help Line at 800-289-9999.

Northwestern Mutual is the marketing name for The Northwestern Mutual Life Insurance Company (NM), Milwaukee, WI (life and disability insurance, annuities, and life insurance with long-term care benefits) and its subsidiaries. Northwestern Long Term Care Insurance Company, Milwaukee, WI (long-term care insurance) is a subsidiary of NM.

Product Distributor: Northwestern Mutual Investment Services, LLC (NMIS),

720 East Wisconsin Avenue, Milwaukee, WI 53202-4797, 1-866-664-7737, member FINRA and SIPC.

NorthwesternMutual.com

14-1558 (0107) (REV 0219)